Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($)
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	ETF Opportunities Trust
Entity Central Index Key	0001771146
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
T-REX 2X LONG GME DAILY TARGET ETF [Member]
Shareholder Report [Line Items]
Fund Name	T-REX 2X Long CRWV Daily Target ETF
Class Name	T-REX 2X Long CRWV Daily Target ETF
Trading Symbol	CRWU
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the T-REX 2X Long CRWV Daily Target ETF for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can ﬁnd additional information about the Fund at www.rexshares.com/crwu/. You can also request this information by contacting us at (833) 759-6110.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(833) 759-6110
Additional Information Website	www.rexshares.com/crwu/
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
T-REX 2X Long CRWV Daily Target Etf	$82	1.50%¹

¹ Annualized.

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.50%	[1]
Material Change Date	Jul. 31, 2026
Net Assets	$ 36,666,304
Holdings Count	2
Advisory Fees Paid, Amount	$ 192,913
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
Fund Net Assets	$36,666,304
Number of Holdings	2
Total Net Advisory Fee	$192,913
Portfolio Turnover Rate	0.00%

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets as of June 30, 2026)

Market Exposure

Total Return Swap Contracts: 200.00%

“Market Exposure" includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Portfolio Composition

Cash	92.24%
Derivatives	24.65%
Money Market Fund	1.91%
Liabilities in Excess of Other Assets	-18.80%

Exposure Basis Explanation [Text Block]	Market Exposure Total Return Swap Contracts: 200.00% “Market Exposure" includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.
Material Fund Change [Text Block]

Material Changes

Stock Split

On July 31, 2026, the Board of Trustees approved a 1-for-10 reverse stock split for the Fund. The reverse stock split was effectuated after the close of trading on August 21, 2026, and shares of the Fund began trading on a split-adjusted basis on August 24, 2026. The Creation Unit size remained at 10,000 shares per unit.

T-REX 2X INVERSE CRWV DAILY TARGET ETF [Member]
Shareholder Report [Line Items]
Fund Name	T-REX 2X INVERSE CRWV DAILY TARGET ETF
Class Name	T-REX 2X INVERSE CRWV DAILY TARGET ETF
Trading Symbol	CORD
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the T-REX 2X Inverse CRWV Daily Target ETF for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can ﬁnd additional information about the Fund at www.rexshares.com/cord/. You can also request this information by contacting us at (833) 759-6110.
Additional Information Phone Number	(833) 759-6110
Additional Information Website	www.rexshares.com/cord/
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
T-REX 2X Inverse CRWV Daily Target ETF	$42	1.50%¹

¹ Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	1.50%	[2]
Net Assets	$ 16,873,145
Holdings Count	4
Advisory Fees Paid, Amount	$ 126,253
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
Fund Net Assets	$16,873,145
Number of Holdings	4
Total Net Advisory Fee	$126,253
Portfolio Turnover Rate	0.00%

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets as of June 30, 2026)

Market Exposure

Total Return Swap Contracts: -200.00%

“Market Exposure” includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Portfolio Composition

Cash	106.93%
Money Market Fund	4.87%
Liabilities in Excess of Other Assets	-4.39%
Derivatives	-7.41%

Exposure Basis Explanation [Text Block]

Market Exposure

Total Return Swap Contracts: -200.00%

“Market Exposure” includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.

T-REX 2X LONG CRCL DAILY TARGET ETF [Member]
Shareholder Report [Line Items]
Fund Name	T-REX 2X Long CRCL Daily Target ETF
Class Name	T-REX 2X Long CRCL Daily Target ETF
Trading Symbol	CCUP
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the T-REX 2X Long CRCL Daily Target ETF for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can ﬁnd additional information about the Fund at www.rexshares.com/ccup/. You can also request this information by contacting us at (833) 759-6110.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(833) 759-6110
Additional Information Website	www.rexshares.com/ccup/
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
T-REX 2X Long CRCL Daily Target ETF	$50	1.50%[1]

¹ Annualized.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.50%	[3]
Material Change Date	Jul. 31, 2026
Net Assets	$ 32,429,123
Holdings Count	2
Advisory Fees Paid, Amount	$ 228,618
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
Fund Net Assets	$32,429,123
Number of Holdings	2
Total Net Advisory Fee	$228,618
Portfolio Turnover Rate	0.00%

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets as of June 30, 2026)

Market Exposure

Total Return Swap Contracts: 200.00%

“Market Exposure” includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Portfolio Composition

Cash	111.17%
Other Assets Net of Liabilities	21.51%
Money Market Fund	2.40%
Derivatives	-35.08%

Exposure Basis Explanation [Text Block]	Market Exposure Total Return Swap Contracts: 200.00% “Market Exposure” includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.
Material Fund Change [Text Block]

Material Changes

Stock Split

On July 31, 2026, the Board of Trustees approved a 1-for-10 reverse stock split for the Fund. The reverse stock split was effectuated after the close of trading on August 21, 2026, and shares of the Fund began trading on a split-adjusted basis on August 24, 2026. The Creation Unit size remained at 10,000 shares per unit.

T-REX 2X INVERSE CRCL DAILY TARGET ETF [Member]
Shareholder Report [Line Items]
Fund Name	T-REX 2X Inverse CRCL DAILY TARGET ETF
Class Name	T-REX 2X Inverse CRCL DAILY TARGET ETF
Trading Symbol	CRCD
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the T-REX 2X Inverse CRCL Daily Target ETF for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can ﬁnd additional information about the Fund at www.rexshares.com/crcd/. You can also request this information by contacting us at (833) 759-6110.
Additional Information Phone Number	(833) 759-6110
Additional Information Website	www.rexshares.com/crcd/
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
T-REX 2X Inverse CRCL Daily Target ETF	$45	1.50%[1]

¹ Annualized.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	1.50%	[4]
Net Assets	$ 8,897,936
Holdings Count	3
Advisory Fees Paid, Amount	$ 77,299
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
Fund Net Assets	$8,897,936
Number of Holdings	3
Total Net Advisory Fee	$77,299
Portfolio Turnover Rate	0.00%

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets as of June 30, 2026)

Market Exposure

Total Return Swap Contracts: -200.00%

“Market Exposure” includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Portfolio Composition

Cash	66.77%
Derivatives	33.00%
Money Market Fund	2.80%
Liabilities in Excess of Other Assets	-2.57%

Exposure Basis Explanation [Text Block]

Market Exposure

Total Return Swap Contracts: -200.00%

“Market Exposure” includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.

T-REX 2X Long SMR Daily Target ETF [Member]
Shareholder Report [Line Items]
Fund Name	T-REX 2X LONG SMR DAILY TARGET ETF
Class Name	T-REX 2X LONG SMR DAILY TARGET ETF
Trading Symbol	SMUP
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the T-REX 2X Long SMR Daily Target ETF for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can ﬁnd additional information about the Fund at www.rexshares.com/smup/. You can also request this information by contacting us at (833) 759-6110.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(833) 759-6110
Additional Information Website	www.rexshares.com/smup/
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
T-REX 2X Long SMR Daily Target ETF	$51	1.59%[1,2]

¹ Annualized.

[2] Ratio of expenses, excluding excise tax expense, would have been 1.50%
Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.59%	[5],[6]
Material Change Date	Mar. 23, 2026
Net Assets	$ 13,441,934
Holdings Count	2
Advisory Fees Paid, Amount	$ 97,458
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
Fund Net Assets	$13,441,934
Number of Holdings	2
Total Net Advisory Fee	$97,458
Portfolio Turnover Rate	0.00%

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets as of June 30, 2026)

Market Exposure

Total Return Swap Contracts: 200.00%

“Market Exposure” includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Portfolio Composition

Cash	121.78%
Money Market Fund	2.22%
Derivatives	-4.21%
Liabilities in Excess of Other Assets	-19.79%

Exposure Basis Explanation [Text Block]	Market Exposure Total Return Swap Contracts: 200.00% “Market Exposure” includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.
Material Fund Change [Text Block]

Material Changes

Stock Split

On March 23, 2026, the Board of Trustees approved a 1-for-25 reverse stock split for the Fund. The reverse stock split was effectuated after the close of trading on April 7, 2026, and shares of the Fund began trading on a split-adjusted basis on April 8, 2026. The Creation Unit size remained at 5,000 shares per unit.

T-REX 2X LONG BMNR DAILY TARGET ETF [Member]
Shareholder Report [Line Items]
Fund Name	T-REX 2X Long BMNR Daily Target ETF
Class Name	T-REX 2X Long BMNR Daily Target ETF
Trading Symbol	BMNU
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the T-REX 2X Long BMNR Daily Target ETF for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can ﬁnd additional information about the Fund at www.rexshares.com/bmnu/. You can also request this information by contacting us at (833) 759-6110.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(833) 759-6110
Additional Information Website	www.rexshares.com/bmnu/
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
T-REX 2X Long BMNR Daily Target ETF	$42	1.50%¹

¹ Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	1.50%	[7]
Material Change Date	Jun. 18, 2026
Net Assets	$ 165,444,514
Holdings Count	6
Advisory Fees Paid, Amount	$ 2,400,741
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
Fund Net Assets	$165,444,514
Number of Holdings	6
Total Net Advisory Fee	$2,400,741
Portfolio Turnover Rate	0.00%

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets as of June 30, 2026)

Market Exposure

Total Return Swap Contracts: 200.00%

“Market Exposure" includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Portfolio Composition

Cash	100.82%
Money Market Fund	5.19%
Other Assets Net of Liabilities	1.48%
Derivatives	-7.49%

Exposure Basis Explanation [Text Block]	Market Exposure Total Return Swap Contracts: 200.00% “Market Exposure" includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.
Material Fund Change [Text Block]

Material Changes

Stock Split

On June 18, 2026, the Board of Trustees approved a 1-for-10 reverse stock split for the Fund. The reverse stock split was effectuated after the close of trading on July 10, 2026, and shares of the Fund began trading on a split-adjusted basis on July 13, 2026. The Creation Unit size remained at 10,000 shares per unit.

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Ratio of expenses, excluding excise tax expense, would have been 1.50%.
[6]	Annualized.
[7]	Annualized.